Mortgage Servicing Rights (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Transfers and Servicing [Abstract]
Schedule of Servicing Assets at Fair Value
Changes in the carrying value of residential first mortgage MSRs, accounted for at fair value, were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	(Dollars in millions)
Balance at beginning of period	$281	$279	$296	$258
Additions from loans sold with servicing retained	65	77	122	146
Reductions from sales	—	(49)	(24)	(71)
Changes in fair value due to (1)
Decrease in MSR due to pay-offs, pay-downs and run-off	(15)	(11)	(26)	(26)
Changes in estimates of fair value (2)	(30)	21	(67)	10
Fair value of MSRs at end of period	$301	$317	$301	$317

(1)	Changes in fair value are included within net (loss) return on mortgage servicing rights on the Consolidated Statements of Operations.

(2)	Represents estimated MSR value change resulting primarily from market-driven changes in interest rates

Changes in the carrying value of residential first mortgage MSRs, accounted for at fair value, were as follows.

	For the Years Ended December 31,
	2015	2014	2013
	(Dollars in millions)
Balance at beginning of period	$258	$285	$711
Additions from loans sold with servicing retained	260	272	402
Reductions from sales	(176)	(232)	(835)
Changes due to (1)
Decrease in MSR value due to pay-offs and pay-downs	(43)	(31)	(99)
Changes in estimates of fair value (2)	(3)	(36)	106
Fair value of MSRs at end of period	$296	$258	$285

(1)	Changes in fair value are included within net return on mortgage servicing asset on the Consolidated Statements of Operations.

(2)	Represents estimated MSR value change resulting primarily from market-driven changes in interest rates.

Schedule of Servicing Assets at Fair Value, Servicing Fees
The following table summarizes the servicing fees:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	(Dollars in millions)
Income on mortgage servicing rights
Servicing fees, ancillary income and late fees (1)	$21	$17	$38	$34
Changes in fair value (2)	(45)	12	(93)	(14)
Gain on MSR derivatives (3)	19	(14)	45	(5)
Net transaction costs	1	(6)	—	(8)
Total (loss) return, included in net return on mortgage servicing rights	$(4)	$9	$(10)	$7

(1)	Servicing fees are recorded on the accrual basis. Ancillary income and late fees are recorded on a cash basis.

(2)	Includes a $2 million gain related to the sale of MSRs during the three and six months ended June 30, 2015.

(3)	Changes in the derivatives utilized as economic hedges to offset changes in fair value of the MSRs.

The agency servicing fees, ancillary income and late fees increased during the six month ended June 30, 2016, as compared to the six month ended June 30, 2015, primarily driven by the higher amount of loans serviced and fewer MSR sales during 2016.

The following table summarizes income and fees associated on our mortgage loans subserviced:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	(Dollars in millions)
Income on mortgage loans subserviced
Subservicing fees, ancillary income and late fees (1)	$7	$9	$14	$16
Other servicing charges	(3)	(2)	(4)	(5)
Total income, included in loan administration	$4	$7	$10	$11

(1)	Servicing fees are recorded on the accrual basis. Ancillary income and late fees are recorded on cash basis.

The following table summarizes income and fees associated with the mortgage servicing asset.

	For the Years Ended December 31,
	2015	2014	2013
	(Dollars in millions)
Income on mortgage servicing asset
Servicing fees, ancillary income and late fees (1)	$69	$69	$185
Fair value adjustments (2)	(44)	(69)	(5)
Gain (loss) on MSR derivatives (3)	5	26	(70)
Net transaction costs	(2)	(2)	(19)
Total income on mortgage servicing asset, included in net return on mortgage servicing asset	$28	$24	$91

(1)	Servicing fees are recorded on the accrual basis. Ancillary income and late fees are recorded on a cash basis.

(2)	Includes a $2 million gain related to the sale of MSRs during the year ended December 31, 2015.

(3)	Changes in the derivatives utilized as economic hedges to offset changes in fair value of the MSRs.

Contractual servicing and subservicing fees. Contractual servicing and subservicing fees, including late fees and other ancillary income are presented below. Contractual servicing fees are included within net return on mortgage servicing asset on the Consolidated Statements of Operations. Contractual subservicing fees including late fees and other ancillary income are included within loan administration income on the Consolidated Statements of Operations. Subservicing fee income is recorded for fees earned, net of third party subservicing costs, for loans subserviced.

The following table summarizes income and fees associated with subserviced mortgage loans.

	For the Years Ended December 31,
	2015	2014	2013
	(Dollars in millions)
Income (expenses) on mortgage loans subserviced
Servicing fees, ancillary income and late fees (1)	$33	$28	$17
Other servicing charges	(7)	(4)	(11)
Total income on mortgage loans subserviced, included in loan administration	$26	$24	$6

(1)	Servicing fees are recorded on the accrual basis. Ancillary income and late fees are recorded on cash basis.

Schedule of Sensitivity Analysis of Fair Value
The following table summarizes the hypothetical effect on the fair value of servicing rights carried at fair value using adverse changes of 10 percent and 20 percent to the weighted average of certain significant assumptions used in valuing these assets:

	June 30, 2016			December 31, 2015
		Fair value due to			Fair value due to
	Actual	10% adverse change	20% adverse change	Actual	10% adverse change	20% adverse change
		(Dollars in millions)
Option adjusted spread	8.37%	$293	$285	8.24%	$287	$279
Constant prepayment rate	16.38%	287	274	12.63%	285	275
Weighted average cost to service per loan	$70.99	297	293	$71.86	292	288

The following table summarizes the hypothetical effect on the fair value of servicing rights carried at fair value using adverse changes of 10 percent and 20 percent to the weighted-average of certain significant assumptions used in valuing these assets.

	December 31, 2015			December 31, 2014
		Fair value due to			Fair value due to
	Actual	10% adverse change	20% adverse change	Actual	10% adverse change	20% adverse change
		(Dollars in millions)
Option adjusted spread	8.24%	$287	$279	8.88%	$250	$243
Constant prepayment rate	12.63%	285	275	14.98%	253	245
Weighted average cost to service per loan	$71.86	292	288	$74.49	258	255